SCHEDULE OF CONVERTIBLE LOANS ROLL-FORWARD (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
IfrsStatementLineItems [Line Items]
Beginning balance		$ 2,310,757	$ 2,323,423
Fair value adjustment		1,090,480	(12,666)	$ 573,423
Ending balance	$ 2,537,479	3,401,237	2,310,757	2,323,423
Loan One [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,964,441
Fair value adjustment		943,063	21,150
Ending balance		2,907,504	1,964,441
Loan Two [member]
IfrsStatementLineItems [Line Items]
Beginning balance		346,316	337,832
Fair value adjustment		147,417	8,484
Ending balance		493,733	346,316	337,832
Tranche One [member] | Loan One [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,311,070	1,325,403
Fair value adjustment		630,007	(14,333)
Ending balance		1,941,077	1,311,070	1,325,403
Tranche Two [member] | Loan One [member]
IfrsStatementLineItems [Line Items]
Beginning balance		653,371	660,188
Fair value adjustment		313,056	(6,817)
Ending balance		$ 966,427	$ 653,371	$ 660,188